Condensed Balance Sheet (Unaudited) (Parentheticals)	Jun. 30, 2021 $ / shares shares
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption	32,837,178
Shares subject to possible redemption price per share (in Dollars per share) | $ / shares	$ 10.00
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	5,422,279
Ordinary shares, shares outstanding	5,422,279
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	50,000,000
Ordinary shares, shares issued	9,564,864
Ordinary shares, shares outstanding	9,564,864